Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS II
Prospectus Date	rr_ProspectusDate	Jan. 28, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS II
BlackRock 20/80 Target Allocation Fund
BlackRock 40/60 Target Allocation Fund
BlackRock 60/40 Target Allocation Fund
BlackRock 80/20 Target Allocation Fund
(the “Funds”)
Supplement dated November 19, 2021 to the Summary Prospectuses and
Prospectuses of the Funds, each dated January 28, 2021, as supplemented to date
On November 9, 2021, the Board of Directors (the “Board”) of BlackRock Funds II (the “Trust”) approved certain changes to the Funds’ investment strategies.
Accordingly, effective immediately, the following changes are made to the Funds’ Summary Prospectuses and Prospectuses:
Changes in the Funds’ Investment Strategies
The final paragraph in the sections of the Summary Prospectuses and Prospectuses entitled “Key Facts About [the Fund] — Principal Investment Strategies of the Fund,” “Fund Overview — Key Facts About [the Fund] — Principal Investment Strategies of the Fund” and “Details About the Funds — How each Fund Invests — [Fund] — Principal Investment Strategies,” as applicable, is deleted in its entirety and replaced with the following:
The Fund may have indirect exposure to derivative instruments through its investments in certain underlying funds.

BLACKROCK 20/80 TARGET ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS II
BlackRock 20/80 Target Allocation Fund
(the “Funds”)
Supplement dated November 19, 2021 to the Summary Prospectuses and
Prospectuses of the Funds, each dated January 28, 2021, as supplemented to date
On November 9, 2021, the Board of Directors (the “Board”) of BlackRock Funds II (the “Trust”) approved certain changes to the Funds’ investment strategies.
Accordingly, effective immediately, the following changes are made to the Funds’ Summary Prospectuses and Prospectuses:
Changes in the Funds’ Investment Strategies
The final paragraph in the sections of the Summary Prospectuses and Prospectuses entitled “Key Facts About [the Fund] — Principal Investment Strategies of the Fund,” “Fund Overview — Key Facts About [the Fund] — Principal Investment Strategies of the Fund” and “Details About the Funds — How each Fund Invests — [Fund] — Principal Investment Strategies,” as applicable, is deleted in its entirety and replaced with the following:
The Fund may have indirect exposure to derivative instruments through its investments in certain underlying funds.

BLACKROCK 40/60 TARGET ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS II
BlackRock 40/60 Target Allocation Fund
(the “Funds”)
Supplement dated November 19, 2021 to the Summary Prospectuses and
Prospectuses of the Funds, each dated January 28, 2021, as supplemented to date
On November 9, 2021, the Board of Directors (the “Board”) of BlackRock Funds II (the “Trust”) approved certain changes to the Funds’ investment strategies.
Accordingly, effective immediately, the following changes are made to the Funds’ Summary Prospectuses and Prospectuses:
Changes in the Funds’ Investment Strategies
The final paragraph in the sections of the Summary Prospectuses and Prospectuses entitled “Key Facts About [the Fund] — Principal Investment Strategies of the Fund,” “Fund Overview — Key Facts About [the Fund] — Principal Investment Strategies of the Fund” and “Details About the Funds — How each Fund Invests — [Fund] — Principal Investment Strategies,” as applicable, is deleted in its entirety and replaced with the following:
The Fund may have indirect exposure to derivative instruments through its investments in certain underlying funds.

BLACKROCK 60/40 TARGET ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS II
BlackRock 60/40 Target Allocation Fund
(the “Funds”)
Supplement dated November 19, 2021 to the Summary Prospectuses and
Prospectuses of the Funds, each dated January 28, 2021, as supplemented to date
On November 9, 2021, the Board of Directors (the “Board”) of BlackRock Funds II (the “Trust”) approved certain changes to the Funds’ investment strategies.
Accordingly, effective immediately, the following changes are made to the Funds’ Summary Prospectuses and Prospectuses:
Changes in the Funds’ Investment Strategies
The final paragraph in the sections of the Summary Prospectuses and Prospectuses entitled “Key Facts About [the Fund] — Principal Investment Strategies of the Fund,” “Fund Overview — Key Facts About [the Fund] — Principal Investment Strategies of the Fund” and “Details About the Funds — How each Fund Invests — [Fund] — Principal Investment Strategies,” as applicable, is deleted in its entirety and replaced with the following:
The Fund may have indirect exposure to derivative instruments through its investments in certain underlying funds.

BLACKROCK 80/20 TARGET ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS II
BlackRock 80/20 Target Allocation Fund
(the “Funds”)
Supplement dated November 19, 2021 to the Summary Prospectuses and
Prospectuses of the Funds, each dated January 28, 2021, as supplemented to date
On November 9, 2021, the Board of Directors (the “Board”) of BlackRock Funds II (the “Trust”) approved certain changes to the Funds’ investment strategies.
Accordingly, effective immediately, the following changes are made to the Funds’ Summary Prospectuses and Prospectuses:
Changes in the Funds’ Investment Strategies
The final paragraph in the sections of the Summary Prospectuses and Prospectuses entitled “Key Facts About [the Fund] — Principal Investment Strategies of the Fund,” “Fund Overview — Key Facts About [the Fund] — Principal Investment Strategies of the Fund” and “Details About the Funds — How each Fund Invests — [Fund] — Principal Investment Strategies,” as applicable, is deleted in its entirety and replaced with the following:
The Fund may have indirect exposure to derivative instruments through its investments in certain underlying funds.